6. Convertible Notes Payable (Details 1) (USD $)	Jun. 30, 2012
Convertible Notes Payable Details 1
For the year ended December 31, 2012	$ 1,755,825
For the year ended December 31, 2013	300,000
For the year ended December 31, 2014	200,000
Total	$ 2,255,825